INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Tax Expenses	$ 11,868,388	$ 17,417,528	$ 7,357,623
Deferred Tax Expenses (Benefit)	(151,843)	(85,302)	466
Total	$ 11,716,545	$ 17,332,226	$ 7,358,089